Stock-based Compensation (Details 2) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Allocated Share-based Compensation Expense	$ 204	$ 355	$ 675	$ 3,090	$ 3,412	$ 3,715
General and Administrative Expenses [Member]
Allocated Share-based Compensation Expense	203	326	664	3,003	3,306	3,338
Research and Development Expense [Member]
Allocated Share-based Compensation Expense	$ 1	$ 29	$ 11	$ 87	$ 106	$ 377